Summary of Significant Accounting Policies - Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Convertible Notes Payable [Member]
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Initial fair value of convertible notes	$ 33,025,000
Conversion of the convertible notes	(25,063,061)
Change in fair value of convertible notes upon conversion of the convertible notes	(5,254,103)
Fair value allocated to Top-Up Shares upon conversion of the convertible notes	(2,707,836)
Ending balance
Derivative Financial Instruments, Assets [Member]
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Initial fair value of derivative assets attributable to Buy-Back Feature embedded in 2Game SPA	269,119	$ 269,119
Change in fair value of derivative asset	(110,271)
Exchange rate difference	11,152
Ending balance	170,000	269,119
Investment in convertible notes [Member]
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Acquired upon acquisition of Ban Leong	2,597,253
Change in fair value of investment in convertible note	(82,796)
Exchange rate difference	(6,253)
Ending balance	2,508,204
Contingent consideration for acquisition [Member]
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Ending balance	1,121,006	3,697,000
Payments of cash and share consideration		(3,068,835)
Change in fair value of contingent consideration for acquisition	(78,906)	545,428
Exchange rate difference	79,626	(52,587)
Ending balance	1,121,726	1,121,006
Derivative liabilities (Top-Up Shares) [Member]
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Fair value allocated to Top-Up Shares upon conversion of the convertible notes		2,707,836
Change in fair value of derivative liability	(35,587)	378,683
Ending balance	3,050,932	$ 3,086,519
Derivative liabilities (Conversion feature) [Member]
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Fair value allocated to conversion feature	2,923,000
Conversion	(122,669)
Change in fair value of derivative liability	(1,210,331)
Ending balance	$ 1,590,000